Material Accounting Policies (Details)	Dec. 31, 2024 R$ / shares
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Final rate	6.1923
Average rate	6.0970
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Final rate	6.4363
Average rate	6.3834
TRY [Member]
IfrsStatementLineItems [Line Items]
Final rate	0.1751
Average rate	0.1743
ARS [Member]
IfrsStatementLineItems [Line Items]
Final rate	0.0060
Average rate	0.0060
SAR [Member]
IfrsStatementLineItems [Line Items]
Final rate	1.6489
Average rate	1.6233
AED [Member]
IfrsStatementLineItems [Line Items]
Final rate	1.6861
Average rate	1.6601